PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT

Plant and equipment consist of the following:

	As of December 31,
	2024	2025
	HK$	HK$

Furniture and equipment	74,392	120,935
Less: accumulated depreciation	(9,883)	(41,198)
Plant and equipment, net	64,509	79,737